                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS o July 31, 2004 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      MATURITY
  THOUSANDS                                                                               RATE         DATE               VALUE
------------------------------------------------------------------------------------------------------------------------------------

              TAX-EXEMPT MUNICIPAL BONDS  (140.8%)
              General Obligation  (15.7%)
  $2,000      North Slope Borough, Alaska, Ser 2000 B (MBIA)                               0.00%    06/30/11           $1,517,060
   2,500      Mount San Antonio Community College District, California,
                 2001 Ser B (MBIA)                                                         5.00      08/01/28            2,512,700
   2,000      Hawaii, Ser 2001 (FGIC)                                                     5.375      08/01/18            2,165,500
   1,500      Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)                   5.00      01/01/24            1,518,960
              Illinois,
   1,400         Ser 2000 (MBIA)                                                           5.75      12/01/17            1,568,672
   1,300         Ser 2000 (MBIA)                                                           5.75      12/01/18            1,456,624
   -----                                                                                                                 ---------
  10,700                                                                                                                10,739,516
  ------                                                                                                                ----------

              Educational Facilities Revenue (5.3%)
   1,500      New Hampshire Health & Education Facilities Authority, University
                 of New Hampshire Ser 2001 (Ambac)                                        5.125      07/01/33            1,517,745
   2,000      New York State Dormitory Authority, St John's University Ser 1996 (MBIA)     5.70      07/01/26            2,136,160
   -----                                                                                                                 ---------
   3,500                                                                                                                 3,653,905
   -----                                                                                                                 ---------
              Electric Revenue  (8.1%)
   1,400      Alaska Industrial Development & Export Authority, Snettisham
                 Hydroelectric 1st Ser (AMT) (Ambac)                                       5.00      01/01/27            1,385,972
   1,000      Long Island Power Authority, New York, Ser 2004 A (Ambac) (WI)               5.00      09/01/34              995,180
   1,000      South Carolina Public Service Authority, 1997 Refg Ser A (MBIA)              5.00      01/01/29            1,002,550
   2,100      Snohomish County Public Utility District # 1, Washington,
   -----         Ser 2004 (FSA)                                                            5.00      12/01/22            2,158,191
                                                                                                                         ---------
   5,500                                                                                                                 5,541,893
   -----                                                                                                                 ---------
              Hospital Revenue  (11.6%)
   2,000      Mesa Industrial Development Authority, Arizona, Discovery Health
                 Ser 1999 A (MBIA)                                                        5.875      01/01/16            2,238,200
   2,000      University of Missouri, Health Ser 1996 A (Ambac)                            5.50      11/01/16            2,129,780
   2,500      New York State Dormitory Authority, Memorial Sloan Kettering
                 2003 Ser I (MBIA)                                                         5.00      07/01/24            2,549,475
   1,000      University of North Carolina, Hospitals at Chapel Hill Ser 1999
   -----         (Ambac)                                                                   5.00      02/15/24            1,014,460
                                                                                                                         ---------
   7,500                                                                                                                 7,931,915
   -----                                                                                                                 ---------
              Mortgage Revenue - Multi-Family (4.0%)
   2,640      New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                 6.10      11/01/15            2,745,442
   -----                                                                                                                 ---------

              Mortgage Revenue - Single Family (3.2%)
     755      New Jersey Housing Mortgage Finance Authority, Home Buyer
                  Ser 2000 CC (AMT) (MBIA)                                                5.875      10/01/31              770,961
   1,375      Virginia Housing Development Authority, 2001 Ser J (MBIA)                    5.20      07/01/19            1,407,326
   -----                                                                                                                 ---------
   2,130                                                                                                                 2,178,287
   -----                                                                                                                 ---------
              Public Facilities Revenue  (6.7%)
   3,000      Broward County School Board, Florida, Ser 2001 A COPs (FSA)                  5.00      07/01/26            3,020,340
   1,500      Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)                    5.25      10/01/19            1,595,835
   -----                                                                                                                 ---------
   4,500                                                                                                                 4,616,175
   -----                                                                                                                 ---------
              Recreational Facilities Revenue  (4.9%)
   1,250      College Park Business & Industrial Development Authority,
                 Georgia, Civic Center Ser 2000 (Ambac)                                    5.75      09/01/26            1,351,325
   2,000      Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                            5.25      12/01/32            2,028,900
   -----                                                                                                                 ---------
   3,250                                                                                                                 3,380,225
   -----                                                                                                                 ---------
              Tax Allocation Revenue  (3.1%)
   1,000      Long Beach Bond Finance Authority, California, Downtown North
                 Long Beach Poly High and West Beach 2002 Ser A (Ambac)                   5.375      08/01/18            1,077,400
   1,000      San Diego Redevelopment Agency, California, Center City Project
   -----         Ser 2004 A (XLCA)                                                         5.00      09/01/23            1,025,050
                                                                                                                         ---------
   2,000                                                                                                                 2,102,450
   -----                                                                                                                 ---------
              Transportation Facilities Revenue  (33.8%)
   2,000      Chicago, Illinois, O'Hare Int'l Airport Passenger Ser A (AMT) (Ambac)       5.375      01/01/32            2,021,840
   3,000      Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)              5.50      01/01/15            3,357,179
   1,500      Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
                 Refg Ser 2002 D (AMT) (FGIC)                                              5.50      12/01/17            1,614,330
   3,000      Nevada Department of Business & Industry, Las Vegas Monorail
                 1st Tier 2000 (Ambac)                                                    5.375      01/01/40            3,066,990
   2,500      New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)                         11.888+++   11/01/17            3,067,875
              Metropolitan Transportation Authority, New York,
   1,000         State Service Contract Ser 2002 A (MBIA)                                  5.50      01/01/20            1,088,390
   2,000         State Service Contract Ser 2002 B (MBIA)                                  5.50      07/01/20            2,180,580
   1,000      Port Authority of New York & New Jersey, Cons 121 Ser (MBIA) #              5.125      10/15/30            1,008,560
   2,000      Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC)        5.25      03/01/18            2,147,020
   2,000      Dallas-Forth Worth Int'l Airport, Texas, Refg & Impr Ser 2001 A (AMT)
                 (FGIC)                                                                    5.50      11/01/31            2,046,000
   1,500      Texas Turnpike Authority, Cental Texas First Tier Ser 2002 A (Ambac)         5.50      08/15/39            1,566,885
   -----                                                                                                                 ---------
  21,500                                                                                                                23,165,649
  ------                                                                                                                ----------

              Water & Sewer Revenue  (27.8%)
   1,000      Los Angeles Department of Water & Power, California, Water 2004
                 Ser C (MBIA)                                                              5.00      07/01/25            1,015,990
   2,000      Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)                         5.75      09/01/25            2,174,360
   2,000      Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                            5.25      10/01/22            2,093,300
   2,000      Henry County Water & Sewer Authority, Georgia, Ser 2000 (FGIC)              5.625      02/01/30            2,118,440
   1,000      Honolulu City & County,  Hawaii, Wastewater Jr Ser 1998 (FGIC)               5.25      07/01/17            1,079,090
   1,000      Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac)             5.25      05/15/17            1,073,560

   2,000      Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)     5.50      12/01/24            2,120,980
   3,000      Houston, Texas, Utilities Ser A (FGIC)                                       5.25      05/15/23            3,153,330
   4,000      Norfolk, Virginia, Water Ser 1995 (MBIA)                                    5.875      11/01/20            4,250,880
  ------                                                                                                                ----------
  18,000                                                                                                                19,079,930
  ------                                                                                                                ----------
              Refunded  (15.0%)
   3,000      Denver, Colorado, Civic Center Office Building Ser 2000 B COPs (Ambac)       5.50      12/01/10+           3,400,830
   1,750      Detroit, Michigan, Water Supply Ser 1999 A (FGIC)                            5.75      01/01/10+           1,988,385
   1,425      Port of Portland, Oregon, Portland Int'l Airport Ser Seven B (AMT) (MBIA)    7.10      01/01/12+           1,717,795
   3,000      Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)++           5.50      10/01/32            3,171,540
   -----                                                                                                                 ---------
   9,175                                                                                                                10,278,550
   -----                                                                                                                ----------
              Other Revenue  (1.6%)
   1,000      California, Economic Recovery, Ser 2004 A (MBIA)                             5.00      07/01/15            1,081,610
   -----                                                                                                                 ---------
  91,395      TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $90,407,524)                                                       96,495,547
  ------                                                                                                                ----------

              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.9%)
     800      Indiana Health Facility Financing Authority, Clarian Health Obligated
                 Group Ser 2000 B (Demand 08/02/04)                                        1.12*     03/01/30              800,000
   1,200      Missouri Health & Educational Facilities Authority, Washington
   -----         University Ser 2000 C (Demand 08/02/04)                                   1.10*     03/01/40            1,200,000
                                                                                                                         ---------
   2,000      TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,000,000)                                        2,000,000
   -----                                                                                                                 ---------

 $93,395      TOTAL INVESTMENTS (Cost $92,407,524) (a) (b)                                143.7%                        98,495,547
 =======
              OTHER ASSETS IN EXCESS OF LIABILITIES                                         0.1                             92,797

              PREFERRED SHARES OF BENEFICIAL INTEREST                                     (43.8)                       (30,046,956)
                                                                                          -----                        -----------

              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                100.0%                       $68,541,388
                                                                                          ======                       ===========

-------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
       AMT     Alternative Minimum Tax.
      COPs     Certificates of Participation.
       ETM     Escrowed to maturity.
       WI      Security purchased on a when-issued basis.
        +      Prerefunded to call date shown.
        ++     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $130,000.
        +++    Current coupon rate for inverse floating rate municipal
               obligations. This rate resets periodically as the auction rate on the related short-term security changes. Positions in inverse floating rate municipal obligations have a total value of
               $3,067,875 which represents 4.5% of net assets applicable to common shareholders.
        #      Joint exemption in New York and New Jersey.
        *      Current coupon of variable rate demand obligation.
       (a)     Securities have been designated as collateral in an amount equal to $17,005,549 in connection with the open futures contracts.
       (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $6,240,220 and the aggregate gross unrealized depreciation is $152,197, resulting in net unrealized appreciation of $6,088,023.

Bond Insurance:
---------------
     Ambac     Ambac Assurance Corporation.
     FGIC      Financial Guaranty Insurance Company.
      FSA      Financial Security Assurance Inc.
     MBIA      Municipal Bond Investors Assurance Corporation.
     XLCA      XL Capital Assurance Inc.

         Future Contracts Open at July 31, 2004:

                              DESCRIPTION,
NUMBER OF                    DELIVERY MONTH      UNDERLYING FACE   UNREALIZED
CONTRACTS  LONG/SHORT           AND YEAR         AMOUNT AT VALUE  DEPRECIATION
---------  ----------           --------         ---------------  ------------
    50       Short     U.S. Treasury Note 5 yr     $(5,475,000)     $(96,211)
                            September/2004

   100       Short     U.S. Treasury Note 10 yr    (11,071,875)     (300,197)
                            September/2004                        -------------

                            Total unrealized depreciation ........  (396,408)
                                                                  =============

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alaska             2.9%    Illinois             10.1%    New Mexico          1.1%    South Carolina       1.0%

Arizona            2.3     Indiana               0.8     New York           12.9     Texas                6.9

California         6.8     Michigan              3.7     North Carolina      1.0     Virginia             5.7

Colorado           3.5     Missouri              3.4     Ohio                2.1     Washington           2.2

Florida            6.9     Nevada                3.1     Oregon              1.7     Joint exemptions*   (1.0)
                                                                                                         ----
Georgia            5.6     New Hampshire         4.7     Pennsylvania        4.3

Hawaii             3.3     New Jersey            1.8     Puerto Rico         3.2     Total              100.0%
                                                                                                        =====

--------------

* Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

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